CAPITAL MANAGEMENT - Managed capital of the Trust (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Unsecured debentures, net	$ 1,893,186	$ 1,891,742
Unsecured term loans, net	1,090,451	533,347
Derivative (assets) liabilities, net	(138,388)	(44,144)
Secured debt	51,373
Secured debt	0	763
Total debt	2,896,622	2,381,708
Stapled unitholders’ equity	5,475,375	5,318,653
Total managed capital	$ 8,371,997	$ 7,700,361